Derivative Financial Instruments	9 Months Ended
Sep. 30, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments

NOTE 9 – DERIVATIVE FINANCIAL INSTRUMENTS

The Company has identified the embedded derivatives related to the convertible notes described in Note 8. These embedded derivatives included certain conversion and reset features. The accounting treatment of derivative financial instruments requires that the Company record fair value of these derivative liabilities as of the inception date of those convertible notes and each subsequent reporting date.

The Company estimates the fair value of these derivative liabilities using the Black-Scholes valuation model. The initial value is used in the determination of a note discount with each subsequent change in fair value as a component of operations. The range of fair value assumptions used for derivative financial instruments during the nine-months ended September 30, 2019, were as follows:

Dividend yield	0.0%
Risk-free rate	1.75% - 2.44%
Volatility	102% - 137%
Expected term	1 year

Volatility was calculated based on the historical volatility of the Company. The risk-free interest rate used was based on the U.S. Treasury constant maturity rate in effect at the time of grant for the expected term of the derivative liabilities to be valued. The expected dividend yield was zero, because the Company does not anticipate paying a dividend within the relevant timeframe.

For the nine-months ended September 30, 2019, the Company recognized total derivative liabilities and convertible note discounts of $243,275 based on the fair value at the convertible notes’ inception dates. These derivative liabilities were subsequently revalued at $246,414 as of September 30, 2019, which resulted in a loss of $3,139 on the change in value of these derivative liabilities.

The following table presents the three-level hierarchy prescribed by U.S. GAAP for derivative liabilities since it is a liability that is measured and recognized at fair value on a recurring basis as of:

	Level 1	Level 2	Level 3

September 30, 2019	-	-	$246,414